JPMorgan Europe Dynamic Fund Expense Example - A C I Shares [Member] - JPMorgan Europe Dynamic Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 622
Expense Example, with Redemption, 3 Years	879
Expense Example, with Redemption, 5 Years	1,157
Expense Example, with Redemption, 10 Years	1,946
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	951
Expense Example, with Redemption, 10 Years	1,957
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	$ 1,202